Income Taxes - Summary of Deductible Unused Tax Losses (Detail) - CANADA $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 102,246
Bottom of Range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date non capital loss carryforwards	2030
Top of Range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry date non capital loss carryforwards	2036